Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pacific Select Fund
Entity Central Index Key	0000813900
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000253928
Shareholder Report [Line Items]
Fund Name	Bond Plus Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 523,975,569
Holdings Count | Holding	416
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$523,975,569
  # of Portfolio Holdings416
  Year-to-Date Total Return0.40%
  Portfolio Turnover Rate14%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(0.2%)
Derivatives	(0.0%)
Others (each less than 3.0%)	2.0%
Mortgage-Backed Securities	4.1%
U.S. Treasury Obligations	10.5%
Short-Term Investments	16.6%
Asset-Backed Securities	19.8%
Corporate Bonds & Notes	47.2%

C000253927
Shareholder Report [Line Items]
Fund Name	Bond Plus Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 523,975,569
Holdings Count | Holding	416
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$523,975,569
  # of Portfolio Holdings416
  Year-to-Date Total Return0.50%
  Portfolio Turnover Rate14%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(0.2%)
Derivatives	(0.0%)
Others (each less than 3.0%)	2.0%
Mortgage-Backed Securities	4.1%
U.S. Treasury Obligations	10.5%
Short-Term Investments	16.6%
Asset-Backed Securities	19.8%
Corporate Bonds & Notes	47.2%

C000153750
Shareholder Report [Line Items]
Fund Name	Core Income Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 324,342,335
Holdings Count | Holding	377
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$324,342,335
  # of Portfolio Holdings377
  Year-to-Date Total Return0.81%
  Portfolio Turnover Rate46%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(3.2%)
Securities Lending Collateral	4.1%
Senior Loan Notes	7.1%
Asset-Backed Securities	9.3%
U.S. Treasury Obligations	16.5%
Mortgage-Backed Securities	22.3%
Corporate Bonds & Notes	43.9%

C000153751
Shareholder Report [Line Items]
Fund Name	Core Income Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 324,342,335
Holdings Count | Holding	377
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$324,342,335
  # of Portfolio Holdings377
  Year-to-Date Total Return0.91%
  Portfolio Turnover Rate46%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(3.2%)
Securities Lending Collateral	4.1%
Senior Loan Notes	7.1%
Asset-Backed Securities	9.3%
U.S. Treasury Obligations	16.5%
Mortgage-Backed Securities	22.3%
Corporate Bonds & Notes	43.9%

C000078095
Shareholder Report [Line Items]
Fund Name	Diversified Bond Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 1,339,500,786
Holdings Count | Holding	1,193
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,339,500,786
  # of Portfolio Holdings1,193
  Year-to-Date Total Return0.93%
  Portfolio Turnover Rate77%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(7.1%)
Derivatives	0.0%
Others (each less than 3.0%)	2.1%
Senior Loan Notes	3.9%
Foreign Government Bonds & Notes	5.2%
Securities Lending Collateral	7.3%
Asset-Backed Securities	16.3%
Mortgage-Backed Securities	16.8%
U.S. Treasury Obligations	20.4%
Corporate Bonds & Notes	35.1%

C000098966
Shareholder Report [Line Items]
Fund Name	Diversified Bond Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,339,500,786
Holdings Count | Holding	1,193
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,339,500,786
  # of Portfolio Holdings1,193
  Year-to-Date Total Return1.03%
  Portfolio Turnover Rate77%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(7.1%)
Derivatives	0.0%
Others (each less than 3.0%)	2.1%
Senior Loan Notes	3.9%
Foreign Government Bonds & Notes	5.2%
Securities Lending Collateral	7.3%
Asset-Backed Securities	16.3%
Mortgage-Backed Securities	16.8%
U.S. Treasury Obligations	20.4%
Corporate Bonds & Notes	35.1%

C000111629
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 411,641,601
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$411,641,601
  # of Portfolio Holdings128
  Year-to-Date Total Return1.22%
  Portfolio Turnover Rate80%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.6%)
Others (each less than 3.0%)	4.2%
Securities Lending Collateral	5.0%
Exchange-Traded Funds	5.4%
Technology	7.0%
Communications	8.3%
Consumer, Cyclical	14.9%
Financial	15.5%
Industrial	18.7%
Consumer, Non-Cyclical	23.6%

C000111630
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 411,641,601
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$411,641,601
  # of Portfolio Holdings128
  Year-to-Date Total Return1.32%
  Portfolio Turnover Rate80%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.6%)
Others (each less than 3.0%)	4.2%
Securities Lending Collateral	5.0%
Exchange-Traded Funds	5.4%
Technology	7.0%
Communications	8.3%
Consumer, Cyclical	14.9%
Financial	15.5%
Industrial	18.7%
Consumer, Non-Cyclical	23.6%

C000078079
Shareholder Report [Line Items]
Fund Name	High Yield Bond Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 712,732,448
Holdings Count | Holding	236
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$712,732,448
  # of Portfolio Holdings236
  Year-to-Date Total Return1.85%
  Portfolio Turnover Rate39%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(12.8%)
Others (each less than 3.0%)	2.1%
Asset-Backed Securities	3.4%
Utilities	4.3%
Technology	5.4%
Communications	9.6%
Energy	11.4%
Consumer, Non-Cyclical	12.9%
Consumer, Cyclical	15.1%
Industrial	16.0%
Financial	16.0%
Securities Lending Collateral	16.6%

C000098951
Shareholder Report [Line Items]
Fund Name	High Yield Bond Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 712,732,448
Holdings Count | Holding	236
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$712,732,448
  # of Portfolio Holdings236
  Year-to-Date Total Return1.95%
  Portfolio Turnover Rate39%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(12.8%)
Others (each less than 3.0%)	2.1%
Asset-Backed Securities	3.4%
Utilities	4.3%
Technology	5.4%
Communications	9.6%
Energy	11.4%
Consumer, Non-Cyclical	12.9%
Consumer, Cyclical	15.1%
Industrial	16.0%
Financial	16.0%
Securities Lending Collateral	16.6%

C000078081
Shareholder Report [Line Items]
Fund Name	Inflation Managed Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	1.59%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.59%
AssetsNet	$ 401,967,771
Holdings Count | Holding	321
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$401,967,771
  # of Portfolio Holdings321
  Year-to-Date Total Return0.96%
  Portfolio Turnover Rate72%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(36.5%)
Derivatives	1.3%
Others (each less than 3.0%)	1.0%
Asset-Backed Securities	7.0%
Foreign Government Bonds & Notes	8.8%
Mortgage-Backed Securities	18.1%
U.S. Treasury Obligations	100.3%

C000098953
Shareholder Report [Line Items]
Fund Name	Inflation Managed Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$69	1.39%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.39%
AssetsNet	$ 401,967,771
Holdings Count | Holding	321
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$401,967,771
  # of Portfolio Holdings321
  Year-to-Date Total Return1.06%
  Portfolio Turnover Rate72%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(36.5%)
Derivatives	1.3%
Others (each less than 3.0%)	1.0%
Asset-Backed Securities	7.0%
Foreign Government Bonds & Notes	8.8%
Mortgage-Backed Securities	18.1%
U.S. Treasury Obligations	100.3%

C000222604
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 1,209,580,947
Holdings Count | Holding	707
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,209,580,947
  # of Portfolio Holdings707
  Year-to-Date Total Return0.52%
  Portfolio Turnover Rate78%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(0.5%)
Others (each less than 3.0%)	3.0%
Asset-Backed Securities	11.2%
Corporate Bonds & Notes	23.1%
Mortgage-Backed Securities	25.7%
U.S. Treasury Obligations	37.5%

C000222605
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,209,580,947
Holdings Count | Holding	707
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,209,580,947
  # of Portfolio Holdings707
  Year-to-Date Total Return0.61%
  Portfolio Turnover Rate78%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(0.5%)
Others (each less than 3.0%)	3.0%
Asset-Backed Securities	11.2%
Corporate Bonds & Notes	23.1%
Mortgage-Backed Securities	25.7%
U.S. Treasury Obligations	37.5%

C000078082
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,118,123,942
Holdings Count | Holding	769
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,118,123,942
  # of Portfolio Holdings769
  Year-to-Date Total Return0.90%
  Portfolio Turnover Rate62%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(3.0%)
Derivatives	(0.1%)
Others (each less than 3.0%)	2.6%
Securities Lending Collateral	3.8%
Mortgage-Backed Securities	16.6%
U.S. Treasury Obligations	20.3%
Asset-Backed Securities	23.5%
Corporate Bonds & Notes	36.3%

C000098954
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,118,123,942
Holdings Count | Holding	769
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,118,123,942
  # of Portfolio Holdings769
  Year-to-Date Total Return1.00%
  Portfolio Turnover Rate62%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(3.0%)
Derivatives	(0.1%)
Others (each less than 3.0%)	2.6%
Securities Lending Collateral	3.8%
Mortgage-Backed Securities	16.6%
U.S. Treasury Obligations	20.3%
Asset-Backed Securities	23.5%
Corporate Bonds & Notes	36.3%

C000078080
Shareholder Report [Line Items]
Fund Name	Total Return Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Total Return Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,558,849,654
Holdings Count | Holding	1,336
InvestmentCompanyPortfolioTurnover	244.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,558,849,654
  # of Portfolio Holdings1,336
  Year-to-Date Total Return1.01%
  Portfolio Turnover Rate244%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(47.0%)
Derivatives	0.7%
Others (each less than 3.0%)	0.3%
Securities Lending Collateral	3.6%
Asset-Backed Securities	7.9%
Foreign Government Bonds & Notes	10.1%
U.S. Treasury Obligations	28.6%
Corporate Bonds & Notes	35.0%
Mortgage-Backed Securities	60.8%

C000098952
Shareholder Report [Line Items]
Fund Name	Total Return Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Total Return Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,558,849,654
Holdings Count | Holding	1,336
InvestmentCompanyPortfolioTurnover	244.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,558,849,654
  # of Portfolio Holdings1,336
  Year-to-Date Total Return1.11%
  Portfolio Turnover Rate244%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(47.0%)
Derivatives	0.7%
Others (each less than 3.0%)	0.3%
Securities Lending Collateral	3.6%
Asset-Backed Securities	7.9%
Foreign Government Bonds & Notes	10.1%
U.S. Treasury Obligations	28.6%
Corporate Bonds & Notes	35.0%
Mortgage-Backed Securities	60.8%

C000111627
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
AssetsNet	$ 242,092,458
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$242,092,458
  # of Portfolio Holdings234
  Year-to-Date Total Return2.99%
  Portfolio Turnover Rate73%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	3.0%
Derivatives	(0.2%)
Others (each less than 3.0%)	0.0%
Securities Lending Collateral	6.3%
Foreign Government Bonds & Notes	44.3%
Corporate Bonds & Notes	46.6%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Nigeria	4.1%
Czech Republic	5.5%
United States (Includes Securities Lending Collateral)	6.3%
Brazil	6.6%
Mexico	10.9%

C000111628
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 242,092,458
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$242,092,458
  # of Portfolio Holdings234
  Year-to-Date Total Return3.09%
  Portfolio Turnover Rate73%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	3.0%
Derivatives	(0.2%)
Others (each less than 3.0%)	0.0%
Securities Lending Collateral	6.3%
Foreign Government Bonds & Notes	44.3%
Corporate Bonds & Notes	46.6%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Nigeria	4.1%
Czech Republic	5.5%
United States (Includes Securities Lending Collateral)	6.3%
Brazil	6.6%
Mexico	10.9%

C000078089
Shareholder Report [Line Items]
Fund Name	Dividend Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 782,511,005
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$782,511,005
  # of Portfolio Holdings97
  Year-to-Date Total Return9.36%
  Portfolio Turnover Rate5%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	0.6%
Others (each less than 3.0%)	5.0%
Utilities	3.2%
Energy	4.5%
Consumer, Cyclical	8.7%
Industrial	16.4%
Consumer, Non-Cyclical	18.5%
Financial	20.1%
Technology	23.0%

C000098960
Shareholder Report [Line Items]
Fund Name	Dividend Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 782,511,005
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$782,511,005
  # of Portfolio Holdings97
  Year-to-Date Total Return9.47%
  Portfolio Turnover Rate5%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	0.6%
Others (each less than 3.0%)	5.0%
Utilities	3.2%
Energy	4.5%
Consumer, Cyclical	8.7%
Industrial	16.4%
Consumer, Non-Cyclical	18.5%
Financial	20.1%
Technology	23.0%

C000078115
Shareholder Report [Line Items]
Fund Name	Equity Index Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 6,785,522,518
Holdings Count | Holding	508
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$6,785,522,518
  # of Portfolio Holdings508
  Year-to-Date Total Return10.04%
  Portfolio Turnover Rate8%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	0.8%
Derivatives	(0.0%)
Others (each less than 3.0%)	3.9%
Energy	3.0%
Consumer, Cyclical	7.4%
Industrial	8.6%
Financial	12.7%
Consumer, Non-Cyclical	12.8%
Communications	16.1%
Technology	34.7%

C000098974
Shareholder Report [Line Items]
Fund Name	Equity Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 6,785,522,518
Holdings Count | Holding	508
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$6,785,522,518
  # of Portfolio Holdings508
  Year-to-Date Total Return10.15%
  Portfolio Turnover Rate8%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	0.8%
Derivatives	(0.0%)
Others (each less than 3.0%)	3.9%
Energy	3.0%
Consumer, Cyclical	7.4%
Industrial	8.6%
Financial	12.7%
Consumer, Non-Cyclical	12.8%
Communications	16.1%
Technology	34.7%

C000078104
Shareholder Report [Line Items]
Fund Name	Focused Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
AssetsNet	$ 521,246,082
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$521,246,082
  # of Portfolio Holdings39
  Year-to-Date Total Return7.95%
  Portfolio Turnover Rate28%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.3%)
Others (each less than 3.0%)	2.2%
Consumer, Cyclical	3.6%
Industrial	7.8%
Consumer, Non-Cyclical	17.2%
Communications	24.2%
Technology	47.3%

C000098970
Shareholder Report [Line Items]
Fund Name	Focused Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 521,246,082
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$521,246,082
  # of Portfolio Holdings39
  Year-to-Date Total Return8.06%
  Portfolio Turnover Rate28%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.3%)
Others (each less than 3.0%)	2.2%
Consumer, Cyclical	3.6%
Industrial	7.8%
Consumer, Non-Cyclical	17.2%
Communications	24.2%
Technology	47.3%

C000078093
Shareholder Report [Line Items]
Fund Name	Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 1,690,633,150
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,690,633,150
  # of Portfolio Holdings79
  Year-to-Date Total Return4.02%
  Portfolio Turnover Rate35%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.2%)
Others (each less than 3.0%)	5.9%
Consumer, Cyclical	5.2%
Financial	5.8%
Consumer, Non-Cyclical	7.5%
Industrial	12.4%
Communications	22.1%
Technology	43.3%

C000098964
Shareholder Report [Line Items]
Fund Name	Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 1,690,633,150
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,690,633,150
  # of Portfolio Holdings79
  Year-to-Date Total Return4.13%
  Portfolio Turnover Rate35%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.2%)
Others (each less than 3.0%)	5.9%
Consumer, Cyclical	5.2%
Financial	5.8%
Consumer, Non-Cyclical	7.5%
Industrial	12.4%
Communications	22.1%
Technology	43.3%

C000226479
Shareholder Report [Line Items]
Fund Name	Hedged Equity Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.86%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
AssetsNet	$ 457,784,181
Holdings Count | Holding	155
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$457,784,181
  # of Portfolio Holdings155
  Year-to-Date Total Return(1.95%)
  Portfolio Turnover Rate14%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	1.2%
Derivatives	0.0%
Others (each less than 3.0%)	6.6%
Consumer, Cyclical	6.8%
Industrial	8.8%
Consumer, Non-Cyclical	12.5%
Financial	12.6%
Communications	15.9%
Technology	35.6%

C000226478
Shareholder Report [Line Items]
Fund Name	Hedged Equity Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.66%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
AssetsNet	$ 457,784,181
Holdings Count | Holding	155
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$457,784,181
  # of Portfolio Holdings155
  Year-to-Date Total Return(1.85%)
  Portfolio Turnover Rate14%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	1.2%
Derivatives	0.0%
Others (each less than 3.0%)	6.6%
Consumer, Cyclical	6.8%
Industrial	8.8%
Consumer, Non-Cyclical	12.5%
Financial	12.6%
Communications	15.9%
Technology	35.6%

C000078077
Shareholder Report [Line Items]
Fund Name	Large-Cap Core Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 2,035,142,643
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$2,035,142,643
  # of Portfolio Holdings67
  Year-to-Date Total Return4.39%
  Portfolio Turnover Rate33%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.6%)
Others (each less than 3.0%)	1.0%
Energy	3.0%
Utilities	4.2%
Industrial	7.6%
Consumer, Cyclical	7.8%
Consumer, Non-Cyclical	10.3%
Financial	15.2%
Communications	17.7%
Technology	33.8%

C000098949
Shareholder Report [Line Items]
Fund Name	Large-Cap Core Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 2,035,142,643
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$2,035,142,643
  # of Portfolio Holdings67
  Year-to-Date Total Return4.49%
  Portfolio Turnover Rate33%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.6%)
Others (each less than 3.0%)	1.0%
Energy	3.0%
Utilities	4.2%
Industrial	7.6%
Consumer, Cyclical	7.8%
Consumer, Non-Cyclical	10.3%
Financial	15.2%
Communications	17.7%
Technology	33.8%

C000078072
Shareholder Report [Line Items]
Fund Name	Large-Cap Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 1,449,473,613
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,449,473,613
  # of Portfolio Holdings123
  Year-to-Date Total Return8.62%
  Portfolio Turnover Rate31%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(3.1%)
Others (each less than 3.0%)	2.1%
Financial	3.1%
Securities Lending Collateral	3.1%
Industrial	5.9%
Consumer, Cyclical	6.2%
Consumer, Non-Cyclical	15.1%
Communications	31.0%
Technology	36.6%

C000098945
Shareholder Report [Line Items]
Fund Name	Large-Cap Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 1,449,473,613
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,449,473,613
  # of Portfolio Holdings123
  Year-to-Date Total Return8.73%
  Portfolio Turnover Rate31%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(3.1%)
Others (each less than 3.0%)	2.1%
Financial	3.1%
Securities Lending Collateral	3.1%
Industrial	5.9%
Consumer, Cyclical	6.2%
Consumer, Non-Cyclical	15.1%
Communications	31.0%
Technology	36.6%

C000253932
Shareholder Report [Line Items]
Fund Name	Large-Cap Plus Bond Alpha Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,139,702,470
Holdings Count | Holding	460
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,139,702,470
  # of Portfolio Holdings460
  Year-to-Date Total Return9.44%
  Portfolio Turnover Rate19%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(0.3%)
Derivatives	(0.8%)
Mortgage-Backed Securities	3.4%
Securities Lending Collateral	4.5%
U.S. Treasury Obligations	9.9%
Short-Term Investments	17.1%
Asset-Backed Securities	18.9%
Corporate Bonds & Notes	47.3%

C000253931
Shareholder Report [Line Items]
Fund Name	Large-Cap Plus Bond Alpha Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,139,702,470
Holdings Count | Holding	460
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,139,702,470
  # of Portfolio Holdings460
  Year-to-Date Total Return9.55%
  Portfolio Turnover Rate19%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(0.3%)
Derivatives	(0.8%)
Mortgage-Backed Securities	3.4%
Securities Lending Collateral	4.5%
U.S. Treasury Obligations	9.9%
Short-Term Investments	17.1%
Asset-Backed Securities	18.9%
Corporate Bonds & Notes	47.3%

C000078083
Shareholder Report [Line Items]
Fund Name	Large-Cap Value Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.84%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
AssetsNet	$ 1,096,602,367
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,096,602,367
  # of Portfolio Holdings90
  Year-to-Date Total Return14.58%
  Portfolio Turnover Rate116%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.7%)
Others (each less than 3.0%)	2.5%
Basic Materials	3.0%
Energy	7.1%
Consumer, Cyclical	7.7%
Industrial	10.4%
Technology	13.0%
Communications	13.5%
Consumer, Non-Cyclical	20.7%
Financial	22.8%

C000098955
Shareholder Report [Line Items]
Fund Name	Large-Cap Value Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 1,096,602,367
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,096,602,367
  # of Portfolio Holdings90
  Year-to-Date Total Return14.69%
  Portfolio Turnover Rate116%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.7%)
Others (each less than 3.0%)	2.5%
Basic Materials	3.0%
Energy	7.1%
Consumer, Cyclical	7.7%
Industrial	10.4%
Technology	13.0%
Communications	13.5%
Consumer, Non-Cyclical	20.7%
Financial	22.8%

C000078086
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 677,839,515
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$677,839,515
  # of Portfolio Holdings129
  Year-to-Date Total Return5.01%
  Portfolio Turnover Rate61%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(3.5%)
Others (each less than 3.0%)	6.1%
Securities Lending Collateral	4.3%
Communications	6.9%
Financial	8.0%
Consumer, Non-Cyclical	14.7%
Consumer, Cyclical	16.1%
Industrial	18.7%
Technology	28.7%

C000098958
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 677,839,515
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$677,839,515
  # of Portfolio Holdings129
  Year-to-Date Total Return5.11%
  Portfolio Turnover Rate61%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(3.5%)
Others (each less than 3.0%)	6.1%
Securities Lending Collateral	4.3%
Communications	6.9%
Financial	8.0%
Consumer, Non-Cyclical	14.7%
Consumer, Cyclical	16.1%
Industrial	18.7%
Technology	28.7%

C000078113
Shareholder Report [Line Items]
Fund Name	Mid-Cap Plus Bond Alpha Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
AssetsNet	$ 824,206,388
Holdings Count | Holding	446
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$824,206,388
  # of Portfolio Holdings446
  Year-to-Date Total Return14.30%
  Portfolio Turnover Rate20%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.8%
Derivatives	0.7%
Securities Lending Collateral	3.8%
Mortgage-Backed Securities	4.4%
U.S. Treasury Obligations	9.5%
Short-Term Investments	16.8%
Asset-Backed Securities	17.7%
Corporate Bonds & Notes	45.3%

C000098972
Shareholder Report [Line Items]
Fund Name	Mid-Cap Plus Bond Alpha Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 824,206,388
Holdings Count | Holding	446
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$824,206,388
  # of Portfolio Holdings446
  Year-to-Date Total Return14.41%
  Portfolio Turnover Rate20%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.8%
Derivatives	0.7%
Securities Lending Collateral	3.8%
Mortgage-Backed Securities	4.4%
U.S. Treasury Obligations	9.5%
Short-Term Investments	16.8%
Asset-Backed Securities	17.7%
Corporate Bonds & Notes	45.3%

C000078098
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
AssetsNet	$ 542,875,760
Holdings Count | Holding	138
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$542,875,760
  # of Portfolio Holdings138
  Year-to-Date Total Return11.08%
  Portfolio Turnover Rate28%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.2%)
Others (each less than 3.0%)	2.3%
Basic Materials	3.2%
Technology	4.6%
Utilities	4.8%
Communications	5.6%
Energy	6.8%
Consumer, Cyclical	12.6%
Consumer, Non-Cyclical	16.8%
Industrial	21.5%
Financial	22.0%

C000098969
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
AssetsNet	$ 542,875,760
Holdings Count | Holding	138
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$542,875,760
  # of Portfolio Holdings138
  Year-to-Date Total Return11.19%
  Portfolio Turnover Rate28%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.2%)
Others (each less than 3.0%)	2.3%
Basic Materials	3.2%
Technology	4.6%
Utilities	4.8%
Communications	5.6%
Energy	6.8%
Consumer, Cyclical	12.6%
Consumer, Non-Cyclical	16.8%
Industrial	21.5%
Financial	22.0%

C000253933
Shareholder Report [Line Items]
Fund Name	QQQ Plus Bond Alpha Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
AssetsNet	$ 711,739,359
Holdings Count | Holding	437
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$711,739,359
  # of Portfolio Holdings437
  Year-to-Date Total Return19.44%
  Portfolio Turnover Rate27%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	3.5%
Derivatives	(0.9%)
Others (each less than 3.0%)	2.2%
Mortgage-Backed Securities	3.7%
U.S. Treasury Obligations	9.7%
Asset-Backed Securities	17.1%
Short-Term Investments	18.6%
Corporate Bonds & Notes	46.1%

C000253934
Shareholder Report [Line Items]
Fund Name	QQQ Plus Bond Alpha Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$24	0.44%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.44%
AssetsNet	$ 711,739,359
Holdings Count | Holding	437
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$711,739,359
  # of Portfolio Holdings437
  Year-to-Date Total Return19.56%
  Portfolio Turnover Rate27%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	3.5%
Derivatives	(0.9%)
Others (each less than 3.0%)	2.2%
Mortgage-Backed Securities	3.7%
U.S. Treasury Obligations	9.7%
Asset-Backed Securities	17.1%
Short-Term Investments	18.6%
Corporate Bonds & Notes	46.1%

C000078087
Shareholder Report [Line Items]
Fund Name	Small-Cap Equity Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.92%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%
AssetsNet	$ 318,890,337
Holdings Count | Holding	1,433
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$318,890,337
  # of Portfolio Holdings1,433
  Year-to-Date Total Return21.03%
  Portfolio Turnover Rate62%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(1.2%)
Derivatives	0.0%
Others (each less than 3.0%)	7.9%
Technology	5.3%
Basic Materials	7.3%
Energy	8.2%
Consumer, Cyclical	9.0%
Consumer, Non-Cyclical	9.8%
Industrial	20.0%
Financial	33.7%

C000098959
Shareholder Report [Line Items]
Fund Name	Small-Cap Equity Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$39	0.72%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%
AssetsNet	$ 318,890,337
Holdings Count | Holding	1,433
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$318,890,337
  # of Portfolio Holdings1,433
  Year-to-Date Total Return21.15%
  Portfolio Turnover Rate62%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(1.2%)
Derivatives	0.0%
Others (each less than 3.0%)	7.9%
Technology	5.3%
Basic Materials	7.3%
Energy	8.2%
Consumer, Cyclical	9.0%
Consumer, Non-Cyclical	9.8%
Industrial	20.0%
Financial	33.7%

C000078074
Shareholder Report [Line Items]
Fund Name	Small-Cap Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.84%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.84%
AssetsNet	$ 592,318,557
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$592,318,557
  # of Portfolio Holdings124
  Year-to-Date Total Return31.17%
  Portfolio Turnover Rate87%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(8.8%)
Others (each less than 3.0%)	4.8%
Energy	3.9%
Financial	4.7%
Securities Lending Collateral	9.5%
Consumer, Cyclical	11.3%
Technology	17.1%
Industrial	26.4%
Consumer, Non-Cyclical	31.1%

C000098947
Shareholder Report [Line Items]
Fund Name	Small-Cap Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$37	0.64%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.64%
AssetsNet	$ 592,318,557
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$592,318,557
  # of Portfolio Holdings124
  Year-to-Date Total Return31.30%
  Portfolio Turnover Rate87%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(8.8%)
Others (each less than 3.0%)	4.8%
Energy	3.9%
Financial	4.7%
Securities Lending Collateral	9.5%
Consumer, Cyclical	11.3%
Technology	17.1%
Industrial	26.4%
Consumer, Non-Cyclical	31.1%

C000078116
Shareholder Report [Line Items]
Fund Name	Small-Cap Index Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.56%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.56%
AssetsNet	$ 916,202,979
Holdings Count | Holding	1,999
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$916,202,979
  # of Portfolio Holdings1,999
  Year-to-Date Total Return22.27%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(9.9%)
Derivatives	0.0%
Others (each less than 3.0%)	2.7%
Communications	3.9%
Basic Materials	3.9%
Energy	5.5%
Technology	9.6%
Securities Lending Collateral	10.4%
Consumer, Cyclical	10.6%
Industrial	14.1%
Financial	24.3%
Consumer, Non-Cyclical	24.9%

C000098975
Shareholder Report [Line Items]
Fund Name	Small-Cap Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$20	0.36%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.36%
AssetsNet	$ 916,202,979
Holdings Count | Holding	1,999
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$916,202,979
  # of Portfolio Holdings1,999
  Year-to-Date Total Return22.39%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(9.9%)
Derivatives	0.0%
Others (each less than 3.0%)	2.7%
Communications	3.9%
Basic Materials	3.9%
Energy	5.5%
Technology	9.6%
Securities Lending Collateral	10.4%
Consumer, Cyclical	10.6%
Industrial	14.1%
Financial	24.3%
Consumer, Non-Cyclical	24.9%

C000253936
Shareholder Report [Line Items]
Fund Name	Small-Cap Plus Bond Alpha Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
AssetsNet	$ 241,179,018
Holdings Count | Holding	448
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$241,179,018
  # of Portfolio Holdings448
  Year-to-Date Total Return21.80%
  Portfolio Turnover Rate15%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	3.8%
Derivatives	1.9%
Others (each less than 3.0%)	2.2%
Mortgage-Backed Securities	3.4%
U.S. Treasury Obligations	9.3%
Short-Term Investments	17.1%
Asset-Backed Securities	17.3%
Corporate Bonds & Notes	45.0%

C000253935
Shareholder Report [Line Items]
Fund Name	Small-Cap Plus Bond Alpha Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$28	0.50%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%
AssetsNet	$ 241,179,018
Holdings Count | Holding	448
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$241,179,018
  # of Portfolio Holdings448
  Year-to-Date Total Return21.92%
  Portfolio Turnover Rate15%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	3.8%
Derivatives	1.9%
Others (each less than 3.0%)	2.2%
Mortgage-Backed Securities	3.4%
U.S. Treasury Obligations	9.3%
Short-Term Investments	17.1%
Asset-Backed Securities	17.3%
Corporate Bonds & Notes	45.0%

C000078075
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.83%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.83%
AssetsNet	$ 437,752,998
Holdings Count | Holding	607
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$437,752,998
  # of Portfolio Holdings607
  Year-to-Date Total Return22.48%
  Portfolio Turnover Rate19%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.3%)
Others (each less than 3.0%)	4.5%
Basic Materials	3.8%
Communications	5.5%
Consumer, Non-Cyclical	11.3%
Energy	12.5%
Industrial	15.4%
Consumer, Cyclical	20.9%
Financial	28.4%

C000098948
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.63%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.63%
AssetsNet	$ 437,752,998
Holdings Count | Holding	607
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$437,752,998
  # of Portfolio Holdings607
  Year-to-Date Total Return22.61%
  Portfolio Turnover Rate19%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(2.3%)
Others (each less than 3.0%)	4.5%
Basic Materials	3.8%
Communications	5.5%
Consumer, Non-Cyclical	11.3%
Energy	12.5%
Industrial	15.4%
Consumer, Cyclical	20.9%
Financial	28.4%

C000078084
Shareholder Report [Line Items]
Fund Name	Value Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
AssetsNet	$ 1,278,887,553
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,278,887,553
  # of Portfolio Holdings91
  Year-to-Date Total Return10.51%
  Portfolio Turnover Rate26%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	2.0%
Derivatives	0.1%
Others (each less than 3.0%)	2.4%
Utilities	3.8%
Energy	5.7%
Communications	7.6%
Consumer, Cyclical	8.1%
Industrial	9.6%
Technology	17.2%
Financial	19.8%
Consumer, Non-Cyclical	23.7%

C000098956
Shareholder Report [Line Items]
Fund Name	Value Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 1,278,887,553
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,278,887,553
  # of Portfolio Holdings91
  Year-to-Date Total Return10.62%
  Portfolio Turnover Rate26%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	2.0%
Derivatives	0.1%
Others (each less than 3.0%)	2.4%
Utilities	3.8%
Energy	5.7%
Communications	7.6%
Consumer, Cyclical	8.1%
Industrial	9.6%
Technology	17.2%
Financial	19.8%
Consumer, Non-Cyclical	23.7%

C000125302
Shareholder Report [Line Items]
Fund Name	Value Advantage Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 408,564,036
Holdings Count | Holding	121
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$408,564,036
  # of Portfolio Holdings121
  Year-to-Date Total Return10.24%
  Portfolio Turnover Rate27%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.3%)
Others (each less than 3.0%)	2.3%
Utilities	3.1%
Energy	3.8%
Consumer, Cyclical	6.9%
Technology	10.3%
Communications	11.4%
Industrial	14.7%
Consumer, Non-Cyclical	21.5%
Financial	26.3%

C000125303
Shareholder Report [Line Items]
Fund Name	Value Advantage Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 408,564,036
Holdings Count | Holding	121
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$408,564,036
  # of Portfolio Holdings121
  Year-to-Date Total Return10.35%
  Portfolio Turnover Rate27%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.3%)
Others (each less than 3.0%)	2.3%
Utilities	3.1%
Energy	3.8%
Consumer, Cyclical	6.9%
Technology	10.3%
Communications	11.4%
Industrial	14.7%
Consumer, Non-Cyclical	21.5%
Financial	26.3%

C000078078
Shareholder Report [Line Items]
Fund Name	Emerging Markets Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.05%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.05%
AssetsNet	$ 1,010,492,034
Holdings Count | Holding	255
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,010,492,034
  # of Portfolio Holdings255
  Year-to-Date Total Return28.02%
  Portfolio Turnover Rate76%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.7%
Derivatives	(0.0%)
Others (each less than 3.0%)	5.8%
Consumer, Cyclical	5.2%
Basic Materials	5.3%
Energy	6.4%
Communications	7.9%
Industrial	12.7%
Financial	18.2%
Technology	36.8%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Brazil	3.9%
India	9.4%
China	17.9%
South Korea	23.7%
Taiwan	28.8%

C000098950
Shareholder Report [Line Items]
Fund Name	Emerging Markets Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$48	0.85%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,010,492,034
Holdings Count | Holding	255
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,010,492,034
  # of Portfolio Holdings255
  Year-to-Date Total Return28.15%
  Portfolio Turnover Rate76%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.7%
Derivatives	(0.0%)
Others (each less than 3.0%)	5.8%
Consumer, Cyclical	5.2%
Basic Materials	5.3%
Energy	6.4%
Communications	7.9%
Industrial	12.7%
Financial	18.2%
Technology	36.8%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Brazil	3.9%
India	9.4%
China	17.9%
South Korea	23.7%
Taiwan	28.8%

C000253929
Shareholder Report [Line Items]
Fund Name	International Equity Plus Bond Alpha Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 547,958,453
Holdings Count | Holding	460
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$547,958,453
  # of Portfolio Holdings460
  Year-to-Date Total Return8.88%
  Portfolio Turnover Rate17%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.7%
Derivatives	(0.9%)
Others (each less than 3.0%)	2.0%
Mortgage-Backed Securities	3.4%
U.S. Treasury Obligations	9.8%
Short-Term Investments	18.2%
Asset-Backed Securities	19.3%
Corporate Bonds & Notes	46.5%

C000253930
Shareholder Report [Line Items]
Fund Name	International Equity Plus Bond Alpha Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 547,958,453
Holdings Count | Holding	460
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$547,958,453
  # of Portfolio Holdings460
  Year-to-Date Total Return8.99%
  Portfolio Turnover Rate17%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.7%
Derivatives	(0.9%)
Others (each less than 3.0%)	2.0%
Mortgage-Backed Securities	3.4%
U.S. Treasury Obligations	9.8%
Short-Term Investments	18.2%
Asset-Backed Securities	19.3%
Corporate Bonds & Notes	46.5%

C000230801
Shareholder Report [Line Items]
Fund Name	International Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 725,873,137
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$725,873,137
  # of Portfolio Holdings64
  Year-to-Date Total Return6.53%
  Portfolio Turnover Rate50%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	3.1%
Basic Materials	3.4%
Communications	4.4%
Consumer, Cyclical	11.6%
Financial	11.7%
Consumer, Non-Cyclical	18.9%
Technology	21.2%
Industrial	24.8%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
France	6.7%
United States	6.8%
Netherlands	8.8%
United Kingdom	9.8%
Japan	25.3%

C000230800
Shareholder Report [Line Items]
Fund Name	International Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 725,873,137
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$725,873,137
  # of Portfolio Holdings64
  Year-to-Date Total Return6.64%
  Portfolio Turnover Rate50%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	3.1%
Basic Materials	3.4%
Communications	4.4%
Consumer, Cyclical	11.6%
Financial	11.7%
Consumer, Non-Cyclical	18.9%
Technology	21.2%
Industrial	24.8%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
France	6.7%
United States	6.8%
Netherlands	8.8%
United Kingdom	9.8%
Japan	25.3%

C000078073
Shareholder Report [Line Items]
Fund Name	International Large-Cap Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 943,254,645
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$943,254,645
  # of Portfolio Holdings76
  Year-to-Date Total Return2.56%
  Portfolio Turnover Rate13%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.5%
Others (each less than 3.0%)	4.6%
Energy	3.4%
Basic Materials	4.9%
Technology	9.0%
Consumer, Cyclical	12.0%
Industrial	15.5%
Consumer, Non-Cyclical	23.1%
Financial	26.0%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Switzerland	6.9%
United States (Includes Short-Term Investments)	10.2%
United Kingdom	12.7%
France	15.0%
Japan	19.5%

C000098946
Shareholder Report [Line Items]
Fund Name	International Large-Cap Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 943,254,645
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$943,254,645
  # of Portfolio Holdings76
  Year-to-Date Total Return2.66%
  Portfolio Turnover Rate13%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.5%
Others (each less than 3.0%)	4.6%
Energy	3.4%
Basic Materials	4.9%
Technology	9.0%
Consumer, Cyclical	12.0%
Industrial	15.5%
Consumer, Non-Cyclical	23.1%
Financial	26.0%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Switzerland	6.9%
United States (Includes Short-Term Investments)	10.2%
United Kingdom	12.7%
France	15.0%
Japan	19.5%

C000078094
Shareholder Report [Line Items]
Fund Name	International Small-Cap Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.13%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
AssetsNet	$ 267,331,237
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$267,331,237
  # of Portfolio Holdings152
  Year-to-Date Total Return9.09%
  Portfolio Turnover Rate24%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	2.7%
Others (each less than 3.0%)	2.6%
Exchange-Traded Funds	3.6%
Energy	4.2%
Technology	5.6%
Basic Materials	5.7%
Consumer, Cyclical	10.9%
Consumer, Non-Cyclical	11.2%
Financial	19.3%
Industrial	34.2%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
United States (Includes Securities Lending Collateral)	4.6%
China	5.5%
Taiwan	7.3%
United Kingdom	10.5%
Japan	24.5%

C000098965
Shareholder Report [Line Items]
Fund Name	International Small-Cap Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 267,331,237
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$267,331,237
  # of Portfolio Holdings152
  Year-to-Date Total Return9.20%
  Portfolio Turnover Rate24%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	2.7%
Others (each less than 3.0%)	2.6%
Exchange-Traded Funds	3.6%
Energy	4.2%
Technology	5.6%
Basic Materials	5.7%
Consumer, Cyclical	10.9%
Consumer, Non-Cyclical	11.2%
Financial	19.3%
Industrial	34.2%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
United States (Includes Securities Lending Collateral)	4.6%
China	5.5%
Taiwan	7.3%
United Kingdom	10.5%
Japan	24.5%

C000078114
Shareholder Report [Line Items]
Fund Name	International Value Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.91%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,168,804,339
Holdings Count | Holding	154
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,168,804,339
  # of Portfolio Holdings154
  Year-to-Date Total Return10.97%
  Portfolio Turnover Rate26%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	0.7%
Others (each less than 3.0%)	4.7%
Industrial	5.2%
Basic Materials	5.6%
Energy	7.4%
Communications	10.4%
Consumer, Cyclical	12.8%
Consumer, Non-Cyclical	18.9%
Financial	34.3%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Netherlands	6.5%
Germany	7.3%
France	12.4%
United Kingdom	15.8%
Japan	18.9%

C000098973
Shareholder Report [Line Items]
Fund Name	International Value Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
AssetsNet	$ 1,168,804,339
Holdings Count | Holding	154
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,168,804,339
  # of Portfolio Holdings154
  Year-to-Date Total Return11.08%
  Portfolio Turnover Rate26%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	0.7%
Others (each less than 3.0%)	4.7%
Industrial	5.2%
Basic Materials	5.6%
Energy	7.4%
Communications	10.4%
Consumer, Cyclical	12.8%
Consumer, Non-Cyclical	18.9%
Financial	34.3%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Netherlands	6.5%
Germany	7.3%
France	12.4%
United Kingdom	15.8%
Japan	18.9%

C000078112
Shareholder Report [Line Items]
Fund Name	Health Sciences Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 381,258,077
Holdings Count | Holding	136
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$381,258,077
  # of Portfolio Holdings136
  Year-to-Date Total Return4.33%
  Portfolio Turnover Rate22%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(2.5%)
Others (each less than 3.0%)	6.5%
Medical Products	4.5%
Medical Instruments	5.2%
Securities Lending Collateral	6.1%
Diagnostic Equipment	6.7%
Medical-HMO	8.7%
Medical-Biomedical/Gene	27.7%
Medical-Drugs	37.1%

C000098971
Shareholder Report [Line Items]
Fund Name	Health Sciences Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 381,258,077
Holdings Count | Holding	136
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$381,258,077
  # of Portfolio Holdings136
  Year-to-Date Total Return4.43%
  Portfolio Turnover Rate22%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(2.5%)
Others (each less than 3.0%)	6.5%
Medical Products	4.5%
Medical Instruments	5.2%
Securities Lending Collateral	6.1%
Diagnostic Equipment	6.7%
Medical-HMO	8.7%
Medical-Biomedical/Gene	27.7%
Medical-Drugs	37.1%

C000078085
Shareholder Report [Line Items]
Fund Name	Real Estate Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
AssetsNet	$ 345,322,794
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$345,322,794
  # of Portfolio Holdings44
  Year-to-Date Total Return16.68%
  Portfolio Turnover Rate13%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(4.0%)
Others (each less than 3.0%)	5.9%
REITS-Regional Malls	3.5%
REITS-Office Property	4.1%
Securities Lending Collateral	4.4%
REITS-Shopping Centers	6.8%
REITS-Storage	9.1%
REITS-Apartments	11.0%
REITS-Warehouse/Industrial	11.7%
REITS-Diversified	20.8%
REITS-Health Care	26.7%

C000098957
Shareholder Report [Line Items]
Fund Name	Real Estate Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
AssetsNet	$ 345,322,794
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$345,322,794
  # of Portfolio Holdings44
  Year-to-Date Total Return16.79%
  Portfolio Turnover Rate13%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	(4.0%)
Others (each less than 3.0%)	5.9%
REITS-Regional Malls	3.5%
REITS-Office Property	4.1%
Securities Lending Collateral	4.4%
REITS-Shopping Centers	6.8%
REITS-Storage	9.1%
REITS-Apartments	11.0%
REITS-Warehouse/Industrial	11.7%
REITS-Diversified	20.8%
REITS-Health Care	26.7%

C000078092
Shareholder Report [Line Items]
Fund Name	Technology Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.03%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.03%
AssetsNet	$ 652,221,275
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$652,221,275
  # of Portfolio Holdings42
  Year-to-Date Total Return35.58%
  Portfolio Turnover Rate31%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.5%
Others (each less than 3.0%)	8.2%
Applications Software	3.9%
Semiconductor Materials & Equipment	4.0%
Computers-Memory Devices	4.5%
Computer Data Security	4.7%
Semiconductor Component - Integrated Circuit	4.8%
Networking Products	4.8%
Computer Software	5.4%
Computers	10.0%
Electronic Components-Semiconductor	48.2%

C000098963
Shareholder Report [Line Items]
Fund Name	Technology Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$49	0.83%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.83%
AssetsNet	$ 652,221,275
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$652,221,275
  # of Portfolio Holdings42
  Year-to-Date Total Return35.72%
  Portfolio Turnover Rate31%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.5%
Others (each less than 3.0%)	8.2%
Applications Software	3.9%
Semiconductor Materials & Equipment	4.0%
Computers-Memory Devices	4.5%
Computer Data Security	4.7%
Semiconductor Component - Integrated Circuit	4.8%
Networking Products	4.8%
Computer Software	5.4%
Computers	10.0%
Electronic Components-Semiconductor	48.2%

C000264374
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Capital Appreciation Portfolio (the "Fund") for the period of January 1, 2026 (Fund Inception) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 151,595,959
Holdings Count | Holding	281
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$151,595,959
  # of Portfolio Holdings281
  Year-to-Date Total Return4.91%
  Portfolio Turnover Rate77%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	5.6%
Derivatives	(0.5%)
Others (each less than 3.0%)	0.6%
Senior Loan Notes	8.5%
Corporate Bonds & Notes	8.6%
U.S. Treasury Obligations	15.1%
Common Stocks	62.1%

C000264375
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Capital Appreciation Portfolio (the "Fund") for the period of January 1, 2026 (Fund Inception) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 151,595,959
Holdings Count | Holding	281
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$151,595,959
  # of Portfolio Holdings281
  Year-to-Date Total Return5.01%
  Portfolio Turnover Rate77%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	5.6%
Derivatives	(0.5%)
Others (each less than 3.0%)	0.6%
Senior Loan Notes	8.5%
Corporate Bonds & Notes	8.6%
U.S. Treasury Obligations	15.1%
Common Stocks	62.1%

C000167976
Shareholder Report [Line Items]
Fund Name	PSF Avantis Balanced Allocation Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 313,346,780
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$313,346,780
  # of Portfolio Holdings15
  Year-to-Date Total Return9.23%
  Portfolio Turnover Rate25%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.1%)
Securities Lending Collateral	0.1%
Equity Mutual Funds	4.9%
Fixed Income Exchange-Traded Funds	14.9%
Fixed Income Mutual Funds	20.2%
Equity Exchange-Traded Funds	60.0%

C000211249
Shareholder Report [Line Items]
Fund Name	PSF Avantis Balanced Allocation Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 313,346,780
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$313,346,780
  # of Portfolio Holdings15
  Year-to-Date Total Return9.33%
  Portfolio Turnover Rate25%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.1%)
Securities Lending Collateral	0.1%
Equity Mutual Funds	4.9%
Fixed Income Exchange-Traded Funds	14.9%
Fixed Income Mutual Funds	20.2%
Equity Exchange-Traded Funds	60.0%

C000078100
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Conservative Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 467,877,677
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$467,877,677
  # of Portfolio Holdings10
  Year-to-Date Total Return5.77%
  Portfolio Turnover Rate9%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.6%
Affiliated Fixed Income Funds	54.4%

C000211240
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Conservative Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 467,877,677
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$467,877,677
  # of Portfolio Holdings10
  Year-to-Date Total Return5.87%
  Portfolio Turnover Rate9%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.6%
Affiliated Fixed Income Funds	54.4%

C000078101
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Moderate Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 2,575,242,641
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$2,575,242,641
  # of Portfolio Holdings10
  Year-to-Date Total Return8.06%
  Portfolio Turnover Rate7%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	35.4%
Affiliated Equity Funds	64.6%

C000211241
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Moderate Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 2,575,242,641
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$2,575,242,641
  # of Portfolio Holdings10
  Year-to-Date Total Return8.17%
  Portfolio Turnover Rate7%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	35.4%
Affiliated Equity Funds	64.6%

C000078102
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 2,035,467,004
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$2,035,467,004
  # of Portfolio Holdings10
  Year-to-Date Total Return9.94%
  Portfolio Turnover Rate10%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	19.4%
Affiliated Equity Funds	80.6%

C000211242
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 2,035,467,004
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$2,035,467,004
  # of Portfolio Holdings10
  Year-to-Date Total Return10.05%
  Portfolio Turnover Rate10%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	19.4%
Affiliated Equity Funds	80.6%

C000248882
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Aggressive Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 36,461,744
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$36,461,744
  # of Portfolio Holdings10
  Year-to-Date Total Return11.58%
  Portfolio Turnover Rate18%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	7.0%
Affiliated Equity Funds	93.1%

C000248883
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Aggressive Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 36,461,744
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$36,461,744
  # of Portfolio Holdings10
  Year-to-Date Total Return11.69%
  Portfolio Turnover Rate18%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	7.0%
Affiliated Equity Funds	93.1%

C000098939
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Conservative Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 880,460,108
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$880,460,108
  # of Portfolio Holdings34
  Year-to-Date Total Return3.47%
  Portfolio Turnover Rate26%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	24.2%
Affiliated Fixed Income Funds	75.8%

C000211243
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Conservative Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 880,460,108
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$880,460,108
  # of Portfolio Holdings34
  Year-to-Date Total Return3.57%
  Portfolio Turnover Rate26%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	24.2%
Affiliated Fixed Income Funds	75.8%

C000098940
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Moderate-Conservative Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 1,308,680,328
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,308,680,328
  # of Portfolio Holdings35
  Year-to-Date Total Return5.49%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.7%
Affiliated Fixed Income Funds	54.3%

C000211244
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Moderate-Conservative Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 1,308,680,328
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,308,680,328
  # of Portfolio Holdings35
  Year-to-Date Total Return5.60%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.7%
Affiliated Fixed Income Funds	54.3%

C000098941
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Moderate Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 6,387,935,447
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$6,387,935,447
  # of Portfolio Holdings35
  Year-to-Date Total Return7.29%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	35.3%
Affiliated Equity Funds	64.7%

C000211245
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Moderate Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 6,387,935,447
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$6,387,935,447
  # of Portfolio Holdings35
  Year-to-Date Total Return7.40%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	35.3%
Affiliated Equity Funds	64.7%

C000098942
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 6,275,159,588
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$6,275,159,588
  # of Portfolio Holdings35
  Year-to-Date Total Return9.03%
  Portfolio Turnover Rate22%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	19.9%
Affiliated Equity Funds	80.1%

C000211246
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 6,275,159,588
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$6,275,159,588
  # of Portfolio Holdings35
  Year-to-Date Total Return9.14%
  Portfolio Turnover Rate22%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	19.9%
Affiliated Equity Funds	80.1%

C000098943
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Aggressive-Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 1,669,578,947
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,669,578,947
  # of Portfolio Holdings35
  Year-to-Date Total Return10.54%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	7.4%
Affiliated Equity Funds	92.6%

C000211247
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Aggressive-Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 1,669,578,947
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,669,578,947
  # of Portfolio Holdings35
  Year-to-Date Total Return10.65%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	7.4%
Affiliated Equity Funds	92.6%

C000139083
Shareholder Report [Line Items]
Fund Name	PD 1-3 Year Corporate Bond Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD 1-3 Year Corporate Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 187,787,982
Holdings Count | Holding	647
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$187,787,982
  # of Portfolio Holdings647
  Year-to-Date Total Return1.07%
  Portfolio Turnover Rate28%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(5.5%)
Others (each less than 3.0%)	1.5%
Energy	3.6%
Communications	5.3%
Industrial	6.0%
Securities Lending Collateral	6.8%
Utilities	6.9%
Technology	8.1%
Consumer, Cyclical	8.2%
Consumer, Non-Cyclical	12.5%
Financial	46.6%

C000078108
Shareholder Report [Line Items]
Fund Name	PD Aggregate Bond Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.21%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%
AssetsNet	$ 1,099,076,398
Holdings Count | Holding	3,812
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,099,076,398
  # of Portfolio Holdings3,812
  Year-to-Date Total Return0.65%
  Portfolio Turnover Rate22%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	0.1%
Others (each less than 3.0%)	3.6%
Mortgage-Backed Securities	25.0%
Corporate Bonds & Notes	25.8%
U.S. Treasury Obligations	45.5%

C000078109
Shareholder Report [Line Items]
Fund Name	PD High Yield Bond Market Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD High Yield Bond Market Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 279,717,145
Holdings Count | Holding	1,696
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$279,717,145
  # of Portfolio Holdings1,696
  Year-to-Date Total Return1.88%
  Portfolio Turnover Rate30%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(5.3%)
Others (each less than 3.0%)	3.0%
Technology	4.5%
Basic Materials	5.5%
Securities Lending Collateral	7.3%
Industrial	9.8%
Energy	11.0%
Financial	13.1%
Consumer, Non-Cyclical	15.2%
Communications	17.6%
Consumer, Cyclical	18.3%

C000078103
Shareholder Report [Line Items]
Fund Name	PD Large-Cap Growth Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD Large-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 1,087,818,244
Holdings Count | Holding	360
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$1,087,818,244
  # of Portfolio Holdings360
  Year-to-Date Total Return5.25%
  Portfolio Turnover Rate34%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	0.1%
Derivatives	0.0%
Others (each less than 3.0%)	2.6%
Financial	4.3%
Consumer, Non-Cyclical	6.7%
Consumer, Cyclical	7.8%
Industrial	8.6%
Communications	19.9%
Technology	50.0%

C000078105
Shareholder Report [Line Items]
Fund Name	PD Large-Cap Value Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD Large-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
AssetsNet	$ 984,050,875
Holdings Count | Holding	868
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$984,050,875
  # of Portfolio Holdings868
  Year-to-Date Total Return16.14%
  Portfolio Turnover Rate23%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	0.1%
Derivatives	(0.0%)
Others (each less than 3.0%)	5.3%
Utilities	3.8%
Energy	5.5%
Consumer, Cyclical	7.7%
Industrial	10.3%
Communications	11.0%
Technology	16.2%
Consumer, Non-Cyclical	18.9%
Financial	21.2%

C000221970
Shareholder Report [Line Items]
Fund Name	PD Mid-Cap Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$11	0.20%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
AssetsNet	$ 314,483,534
Holdings Count | Holding	831
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$314,483,534
  # of Portfolio Holdings831
  Year-to-Date Total Return15.20%
  Portfolio Turnover Rate25%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.8%)
Derivatives	0.0%
Others (each less than 3.0%)	2.3%
Basic Materials	3.6%
Communications	4.4%
Utilities	5.9%
Energy	6.0%
Consumer, Cyclical	11.8%
Technology	13.8%
Industrial	17.5%
Consumer, Non-Cyclical	17.7%
Financial	17.8%

C000078107
Shareholder Report [Line Items]
Fund Name	PD Small-Cap Growth Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD Small-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.22%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%
AssetsNet	$ 151,276,749
Holdings Count | Holding	1,092
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$151,276,749
  # of Portfolio Holdings1,092
  Year-to-Date Total Return22.14%
  Portfolio Turnover Rate73%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(5.3%)
Derivatives	0.0%
Others (each less than 3.0%)	1.6%
Communications	3.8%
Basic Materials	4.4%
Energy	4.8%
Securities Lending Collateral	6.1%
Consumer, Cyclical	9.3%
Financial	10.7%
Technology	14.4%
Industrial	17.8%
Consumer, Non-Cyclical	32.4%

C000078106
Shareholder Report [Line Items]
Fund Name	PD Small-Cap Value Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD Small-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
AssetsNet	$ 141,158,495
Holdings Count | Holding	1,382
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$141,158,495
  # of Portfolio Holdings1,382
  Year-to-Date Total Return22.98%
  Portfolio Turnover Rate39%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.8%)
Derivatives	0.0%
Others (each less than 3.0%)	2.4%
Basic Materials	3.3%
Communications	3.9%
Technology	4.3%
Utilities	5.2%
Energy	6.1%
Industrial	9.7%
Consumer, Cyclical	11.6%
Consumer, Non-Cyclical	15.8%
Financial	38.5%

C000078111
Shareholder Report [Line Items]
Fund Name	PD Emerging Markets Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD Emerging Markets Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.38%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
AssetsNet	$ 172,240,302
Holdings Count | Holding	1,225
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$172,240,302
  # of Portfolio Holdings1,225
  Year-to-Date Total Return25.70%
  Portfolio Turnover Rate16%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	0.6%
Derivatives	(0.0%)
Others (each less than 3.0%)	2.4%
Energy	3.4%
Basic Materials	4.9%
Consumer, Non-Cyclical	5.1%
Consumer, Cyclical	5.2%
Communications	9.8%
Industrial	9.8%
Financial	19.7%
Technology	39.1%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
Brazil	3.7%
India	10.8%
China	18.4%
South Korea	23.7%
Taiwan	27.3%

C000078110
Shareholder Report [Line Items]
Fund Name	PD International Large-Cap Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD International Large-Cap Index Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 699,501,203
Holdings Count | Holding	318
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

  Total Net Assets$699,501,203
  # of Portfolio Holdings318
  Year-to-Date Total Return10.26%
  Portfolio Turnover Rate5%

Returns provided do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.

Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Table Summary
Value	Value
Other Assets and Liabilities, Net	1.2%
Derivatives	(0.0%)
Others (each less than 3.0%)	0.2%
Utilities	3.1%
Communications	4.4%
Energy	4.8%
Basic Materials	5.9%
Consumer, Cyclical	9.7%
Technology	10.0%
Industrial	14.7%
Consumer, Non-Cyclical	16.7%
Financial	29.3%

Top 5 Countries of Risk (% of Total Net Assets)

Table Summary
Value	Value
France	7.9%
Germany	8.6%
United Kingdom	10.1%
Canada	12.0%
Japan	19.4%